Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 705,000
Previously Paid Amount	0.00
Total Fee Amount	107.94
Total Offset Amount	0.00
Net Fee	107.94
Narrative - Max Aggregate Offering Price	$ 705,000
Final Prospectus	true